Quarterly Financial Data (Unaudited) - Selected Unaudited Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 806,400	$ 414,595	$ 476,083	$ 603,811	$ 517,338	$ 686,856	$ 647,250	$ 807,488	$ 2,300,889	$ 2,658,932	$ 3,641,624
Operating income (loss)	25,949	(10,711)	31,525	(38,209)	(317,896)	(49,216)	(146,321)	56,688	8,554	(456,745)	307,139
Net Income (Loss)	12,234	(25,946)	(5,698)	(45,984)	(319,352)	(55,609)	(142,922)	27,973	(65,394)	(489,910)	205,235
Less: net income attributable to noncontrolling interest	4,059	4,306	1,699	536	6,884	5,023	3,286	3,765	10,600	18,958	10,770
Net income (loss) attributable to McDermott International, Inc.	$ 8,175	$ (30,252)	$ (7,397)	$ (46,520)	$ (326,236)	$ (60,632)	$ (146,208)	$ 24,208	$ (75,994)	$ (508,868)	$ 194,465
Basic loss per common share:
Income (loss) from continuing operations less noncontrolling interest	$ 0.03	$ (0.13)	$ (0.03)	$ (0.20)	$ (1.38)	$ (0.26)	$ (0.62)	$ 0.10	$ (0.32)	$ (2.15)	$ 0.81
Net loss attributable to McDermott International, Inc.	$ 0.03	$ (0.13)	$ (0.03)	$ (0.20)	$ (1.38)	$ (0.26)	$ (0.62)	$ 0.10	$ (0.32)	$ (2.15)	$ 0.83
Diluted loss per common share:
Income (loss) from continuing operations less noncontrolling interest	$ 0.03	$ (0.13)	$ (0.03)	$ (0.20)	$ (1.38)	$ (0.26)	$ (0.62)	$ 0.10	$ (0.32)	$ (2.15)	$ 0.80
Net loss attributable to McDermott International, Inc.	$ 0.03	$ (0.13)	$ (0.03)	$ (0.20)	$ (1.38)	$ (0.26)	$ (0.62)	$ 0.10	$ (0.32)	$ (2.15)	$ 0.82